Retirement Benefit Plans - Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ (27,192)	$ (31,294)
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ 28,506	$ 32,893
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ 27,955	$ 32,174
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ (26,816)	$ (30,787)